Document and Entity Information	Jul. 20, 2018
Document And Entity Information
Document Type	497
Document Period End Date	Dec. 31, 2017
Registrant Name	ALPS Variable Investment Trust
Central Index Key	0001382990
Amendment Flag	false
Document Creation Date	Jul. 20, 2018
Document Effective Date	Jul. 20, 2018
Prospectus Date	Apr. 30, 2018